                         ANNUAL REPORT / MARCH 31 2000

                         AIM TAX-FREE INTERMEDIATE FUND

                                 [COVER IMAGE]


                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

                                [ COVER IMAGE ]

                     ------------------------------------

           THE LIBRARY BY FELIX EDOUARD VALLOTTON (1865-1925, SWISS)

VALLOTTON'S WORK IS WIDELY DIVERSIFIED AND COMPRISES MORE THAN 200 ENGRAVINGS,

                  INNUMERABLE DRAWINGS, SOME 1,700 PAINTINGS,

A FEW SCULPTURES AS WELL AS A COLLECTION OF WRITINGS. HIS QUIET PAINTING OF THE

  LIBRARY REFLECTS THE ORDER, DIVERSITY AND PATIENCE OF LONG-TERM INVESTING.

                     ------------------------------------

AIM Tax-Free Intermediate Fund is for shareholders who seek to earn a high level of income exempt from federal taxes. The fund purchases high-quality municipal bonds maturing in 10 1/2 years or less.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Tax-Free Intermediate Fund performance figures are historical, and they reflect reinvestment of all distributions and changes in net asset value.
o Had fees and expenses not been waived in the past, fund returns would have been lower.
o When sales charges are included in performance figures, those figures reflect the maximum 1.00% sales charge.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and annualized.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The fund's annualized distribution rate reflects its most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o During the fiscal year ended 3/31/00, the fund paid distributions of $0.492 per share.
o Government securities, such as U.S. Treasury bills, notes and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.
o Revenue bonds, issued to finance public-works projects, are supported directly by the revenues of the project. General obligation bonds are bonds backed by the full faith and credit (including the taxing and further borrowing power) of a state or municipality. Revenue bonds often are considered more attractive, since many public-works projects (water and sewer improvements, for example) are necessities and demand for them remains constant regardless of economic conditions. Escrowed and pre-refunded bonds are bonds whose repayment is guaranteed by the funds from a second bond issue, usually U.S. Treasury bonds.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lehman Municipal Bond Index represents an approximation of the performance of investment-grade municipal bonds.
o The unmanaged Lipper Intermediate Municipal Funds Index represents an average of the performance of the 30 largest intermediate-term municipal bond funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    The reasons for investing in municipal bonds, which are
  [PHOTO OF         generally exempt from federal income taxes, were compelling
  Charles T.        at the close of the fiscal year ending March 31, 2000. Newly
   Bauer,           issued investment-grade municipal bonds were offering yields
 Chairman of        comparable to those of U.S. Treasury securities, which are
the Board of        subject to federal income taxes. On the other hand, newly
  THE FUND          issued high-yield municipal bonds were offering yields well
APPEARS HERE]       above those of Treasuries. Taking into account the
                    tax-exempt status of municipal bonds, their yields were even more attractive.
                        1999 was a very difficult year for bonds, including
                    municipal issues. However, the first quarter of 2000 witnessed an upturn in the performance of municipal bonds.
                    The changeable nature of the markets reinforces our confidence in the wisdom of investing through a financial advisor. In addition to helping you select investments appropriate to your time horizon and risk tolerance, a financial advisor can keep you informed about how shifting market conditions affect you and your portfolio--and help assure that when you do alter your investments, there's a logical reason for doing so. AIM believes every investor should be guided by a financial professional.

TAX PLANS AND MUNICIPAL BONDS
Because 2000 is an election year, talk of replacing the current federal income tax system with a flat tax or a national sales tax could resurface. However, we believe the prospects are remote that either plan will be adopted. For one, a flat tax could mean higher taxes for most Americans. Secondly, no flat-tax or national-sales-tax bills have been formally proposed. Moreover, both plans would eliminate most tax write-offs--a move that would likely generate strong opposition. Finally, we don't believe the federal government would eliminate the tax-advantaged status of municipal debt at a time when more public-spending responsibilities are being shifted to the state and local level. Thus, we expect municipal bonds to remain a viable and attractive investment option.

FUND MANAGERS COMMENT
In the pages that follow, your fund's portfolio managers discuss how they managed your fund during the year ended March 31, how the markets behaved and what they foresee for the near future. We trust you will find their discussion informative.
    If you have any questions or comments, we invite you to contact us, either at our Web site, www.aimfunds.com, or through our Client Services department at 800-959-4246. Information about your account is also available through our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.

                     ------------------------------------

                                THUS, WE EXPECT

                                MUNICIPAL BONDS

                               TO REMAIN A VIABLE

                                 AND ATTRACTIVE

                               INVESTMENT OPTION.

                     ------------------------------------


                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW



MUNICIPAL BOND MARKET RECOVERS FOLLOWING
A DIFFICULT 1999

HOW DID AIM TAX-FREE INTERMEDIATE FUND PERFORM DURING THE PAST YEAR?
For the fiscal year ended March 31, 2000, AIM Tax-Free Intermediate Fund returned 0.70% at net asset value, that is, without sales charges. By comparison, the Lehman Municipal Bond Index--an index of approximately 40,000 investment-grade tax-exempt bonds--fell by 0.08%, and the Lipper Intermediate Municipal Bond Index declined by 0.19% during the same period.
    At the close of the reporting period, on March 31, 2000, the fund's 30-day distribution rate, at net asset value, stood at 4.59%, which presented a tax-equivalent yield of 7.60%. The fund's SEC 30-day yield was 4.58% at maximum offering price for a taxable-equivalent yield of 7.58%. That tax-equivalent yield represented just about 130% of the yield on a 30-year Treasury bond, which stood at 5.84% on March 31.
    Net asset value per share remained within a narrow range of $10.59 to $11.15 during the fiscal year, continuing the fund's history of relative price stability.

WHAT WERE THE MAJOR TRENDS IN THE BOND MARKET DURING THE YEAR?
The past year was disappointing for many bond investors, as the Fed hiked interest rates three times in 1999 and twice in early 2000 in a preemptive effort to contain inflation--inflation that to date has remained low. As oil prices tripled from early 1999 to early 2000, and as the stock market's rise caused many Americans to spend more freely, inflation fears were rekindled and the Fed felt obliged to remain vigilant. During the period, the Treasury announced plans to begin buying back long-term federal debt. This buyback caused some investors to worry about scarcity in the years ahead and prompted increased demand for 30-year Treasury bonds, causing their yields to decline.

WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET DURING THE YEAR? Despite a difficult year in which bond prices declined due to a series of interest-rate increases, the yields on municipal bonds relative to Treasuries were some of the most attractive we've seen in years. During the first quarter of 2000, yields on AAA-rated 30-year general obligation municipal bond yields topped 6% for the first time since late 1994. Indeed, as the reporting period drew to a close, many new investment-grade municipal bonds offered investors yields that approached, and sometimes exceeded, comparable Treasury bond yields. As a result, many municipal bond investors enjoyed tax-free income close to or in excess of that provided by taxable securities.
    Issuance of municipal bonds declined by 18% from 1998 to 1999--from $321.0 billion to $263.3 billion--and issuance during the first quarter of 2000 was down 39% from year-earlier levels. States and municipalities benefited from the nation's robust economy, collecting more income- and property-tax revenues and reducing their need to issue debt. This decline in issuance resulted in greater demand for, and better performance by, municipal bonds. While municipal bonds performed poorly during the second, third and fourth quarters of 1999, they enjoyed strong performance during the first quarter of 2000.


FUND PERFORMANCE  As of 3/31/00

FUND PROVIDES SOLID INCOME
================================================================================
30-DAY DISTRIBUTION RATE AT NAV               4.59%

TAXABLE-EQUIVALENT DISTRIBUTION RATE          7.60%*

30-DAY SEC YIELD AT MAXIMUM OFFERING PRICE    4.58%

TAXABLE-EQUIVALENT 30-DAY SEC YIELD           7.58%*

30-YEAR U.S. TREASURY YIELD                   5.84%
===============================================================================

*Assumes highest marginal federal income tax rate of 39.6%. During its tax year ended March 31, 2000, 98.12% of the fund's distributions qualified as tax-exempt interest dividends for federal income tax purposes.

Sources: Bloomberg, Lehman Brothers.


FUND VS. 30-YEAR U.S. TREASURY BOND
===============================================================================

TAXABLE EQUIVALENT DISTRIBUTION RATE*         7.60%

TAXABLE-EQUIVALENT 30-DAY SEC YIELD*          7.58%

30-YEAR U.S. TREASURY YIELD                   5.84%

===============================================================================

HISTORY OF NET ASSET VALUE STABILITY
5/11/87-3/31/00
===============================================================================
5/11/87  10               9/91  10.2          3/96  10.79
6/87  9.93                12/91 10.33         6/96  10.72
9/87  9.59                3/92  10.27         9/96  10.74
12/87 9.79                6/92  10.43         12/96 10.8
3/88  9.89                9/92  10.55         3/97  10.73
6/88  9.82                12/92 10.58         6/97  10.86
9/88  9.86                3/93  10.74         9/97  10.97
12/88 9.81                6/93  10.87         12/97 11.06
3/89  9.69                9/93  11.03         3/98  11.05
6/89  9.94                12/93 11.02         6/98  11.04
9/89  9.77                3/94  10.62         9/98  11.2
12/89 9.99                6/94  10.61         12/98 11.16
3/90  9.89                9/94  10.56         3/99  11.13
6/90  9.93                12/94 10.38         6/99  10.87
9/90  9.88                3/95  10.67         9/99  10.82
12/90 10.01               6/95  10.76         12/99 10.68
3/91  10.07               9/95  10.84         3/00  10.71
6/91  10.07               12/95 10.92
===============================================================================

There is no guarantee that the fund will maintain a constant NAV. Investment return will vary, so you may have a gain or a loss when you sell shares. Past performance cannot guarantee comparable future results.

          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                       ANNUAL REPORT / MANAGERS' OVERVIEW


PORTFOLIO COMPOSITION

As of 3/31/00, based on total net assets

===============================================================================
TOP FIVE BOND HOLDINGS             COUPON         MATURITY    % OF NET ASSETS
-------------------------------------------------------------------------------
San Antonio, Texas Electric & Gas  5.25%         02/01/10        2.41%

Hawaii (State of)                  6.00%         03/01/07        1.49%

Louisiana (State of)               6.00%         04/15/07        1.49%

Massachusetts (State of)           5.75%         08/01/08        1.48%

New York (City of)                 5.60%         11/01/05        1.45%
===============================================================================

===============================================================================
BOND-TYPE DIVERSIFICATION               PORTFOLIO CREDIT QUALITY
-------------------------------------------------------------------------------
GENERAL                                              A 9.41%
OBLIGATION        32%                              AA 17.55%

REVENUE           68%                             AAA 73.04%
===============================================================================


===============================================================================
Number of Holdings    259           Average Maturity          6.66 years

Duration              5.21 years    Average Quality Rating    AA+

The fund's portfolio is subject to change, and there is no assurance it will continue to hold any particular security.
===============================================================================

GIVEN CURRENT ECONOMIC CONDITIONS, HOW HAVE YOU MANAGED THE PORTFOLIO?
As yields have risen in the last several months, we have purchased longer-maturity municipal bonds in order to lock in those higher yields. Given our belief that we're approaching the end of the Fed's current tightening cycle, we've begun to increase the fund's weighted average maturity--from 4.5 years at the beginning of the fiscal year to 6.66 years at its close. As interest rates turn downward, these longer maturities will benefit the fund's shareholders. Duration of the fund's portfolio increased from 4.5 years to 5.21 years during the reporting period.
    The fund's net assets under management grew during the fiscal year, from $244 million to $353 million. This added cash flow helped the fund maintain attractive yields throughout the year, as we acquired more recently issued higher-yielding bonds. This also allowed us to increase our holdings from 197 issues at the beginning of the fiscal year to 259 holdings at the end.

WHAT DID THE FUND'S PORTFOLIO LOOK LIKE AT THE CLOSE OF THE FISCAL YEAR?
The quality of the portfolio changed little over the reporting period, consisting exclusively of investment-grade bonds. Bonds rated AAA or AA composed approximately 91% of the fund's holdings at the end of the period. Overall, at the reporting period's close, the average credit quality of the fund's portfolio was AA+ as rated by Standard & Poor's, Moody's and Fitch IBCA--three widely known credit-rating agencies. The historical ratings are based on analysis of the bonds' investment quality.
    Found nearby is a chart depicting the portfolio's allocation between general obligation and revenue bonds.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
We remain generally optimistic about the direction of the economy, and we believe the Fed may be nearing the end of its string of interest-rate hikes--although most observers expect at least one more rate increase. In order to preserve its nonpartisan character, the Fed traditionally avoids increasing interest rates during a presidential election.
    We also remain optimistic about bond markets in general and tax-exempt municipal bonds in particular. While bonds performed poorly in 1999, historically it is rare that bond markets suffer bad years back-to-back. Demographic trends also favor bonds. Every 10 seconds, another "baby boomer" turns 50 and his or her thoughts turn to retirement. With 80 million "boomers" approaching retirement, it's likely they are preparing to shift some of their assets from equity to fixed-income markets.

30-YEAR AAA GENERAL OBLIGATION  MUNICIPAL BOND YIELDS
AS A PERCENTAGE OF 30-YEAR U.S. TREASURY BOND YIELDS
===============================================================================
3/97-3/00


3/97     79.5
9/97     80.5
3/98     85
9/98     95
3/99     87.5
9/99     90.8
3/00     94
===============================================================================

Over the last three years, yields on high-quality municipal bonds as a percentage of Treasury bond yields have risen dramatically. In the fall of 1998, following the Russian debt crisis, investors flocked to the safety of U.S. Treasury securities, pushing down their yields. Recently, the expectation of a scarcity of Treasury bonds has driven down their yields to such a degree that tax-free munis now represent a bargain. Source: Bloomberg

          See important fund and index disclosures inside front cover.

                         AIM TAX-FREE INTERMEDIATE FUND

                      ANNUAL REPORT / PERFORMANCE HISTORY



YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
AIM TAX-FREE INTERMEDIATE FUND VS. BENCHMARK INDEX

3/31/90-3/31/00

===============================================================================
               AIM Tax-Free          Lehman
               Intermediate         Municipal
                   Fund             Bond Index
-------------------------------------------------------------------------------

3/31/90             9900              10000
3/31/91             10726             10922.5
3/31/92             11627             12013.9
3/31/93             12790             13518
3/31/94             13235             13831.6
3/31/95             13918             14859.3
3/31/96             14761             16104.8
3/31/97             15401             16982
3/31/98             16601             18801.8
3/31/99             17476             19967.4
3/31/00             17598             19951.5

Past performance cannot guarantee comparable future results.

Source: Lipper, Inc.
    MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.
===============================================================================

ABOUT THIS CHART
The chart compares your fund to a benchmark index. It is intended to give you a general idea of how your fund performed compared to the bond market over the period 3/31/90-3/31/00. It is important to understand the difference between your fund and an index. Your fund's total return is shown with a sales charge, and it includes fund expenses and management fees. An index measures the performance of a hypothetical portfolio, in this case the Lehman Municipal Bond Index. Unlike your fund, the index is not managed; therefore, there are no sales charges, expenses, or fees. You cannot invest in an index. But if you could buy all the securities that make up a particular index, you would incur expenses that would affect the return of your investment.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 3/31/00, including sales charges

===============================================================================
Inception (5/11/87)           5.82%

10 years                      5.81

5 years                       4.59

1 year                       -0.28*

*0.70%, excluding sales charges

===============================================================================

Your fund's total return includes sales charges, expenses and management fees. For fund performance calculations and descriptions of the indexes cited on this page, please see the inside front cover.


                         AIM TAX-FREE INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2000

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ALABAMA-1.60%

Alabama State Municipal
  Electric Authority;
  Power Supply Series 1991
  A RB
  6.30%, 09/01/01(b)        AAA      Aaa    $  400   $    409,680
-----------------------------------------------------------------
Birmingham (City of)
  Special Care Facilities
  Financing Authority
  (Charity Obligation
  Group);
  Hospital Series 1997
  D RB
  4.95%, 11/01/07(c)(d)     NRR      Aa2       945        935,569
-----------------------------------------------------------------
Lauderdale & Florence
  (County of) Health Care
  Authority (Coffee Health
  Group Project);
  Unlimited Tax Series
  1999 A GO
  5.00%, 07/01/07(b)        AAA      Aaa     2,450      2,436,598
-----------------------------------------------------------------
McIntosh Alabama
  Industrial Development
  Board;
  Environmental
  Improvement Series 1998
  B RB
  4.65%, 06/01/08           AA-       A2     2,000      1,861,520
-----------------------------------------------------------------
                                                        5,643,367
-----------------------------------------------------------------

ALASKA-1.12%

Alaska State Housing
  Financing Corp.;
  Series 1991 A-1 RB
  4.90%, 12/01/07(b)        AAA      Aaa       800        788,912
-----------------------------------------------------------------
Anchorage (City of);
  Unlimited Tax Series
  1994 GO
  5.50%, 07/01/06(b)        AAA      Aaa     1,950      2,006,803
-----------------------------------------------------------------
Fairbanks North Star
  Borough;
  Unlimited Tax School
  Series 1999 B GO
  5.13%, 04/01/09(b)        AAA      Aaa     1,160      1,160,406
-----------------------------------------------------------------
                                                        3,956,121
-----------------------------------------------------------------

ARIZONA-4.41%

Arizona (State of)
  Transportation Board
  (Highway Project);
  Refunding Series 1993 RB
  4.70%, 07/01/01           AAA      Aa1     2,800      2,803,136
-----------------------------------------------------------------
Maricopa County Unified
  School District #4 (Mesa
  Project of 1995);
  Unlimited Tax Series
  1998 E GO
  5.00%, 07/01/09(b)        AAA      Aaa     1,900      1,885,997
-----------------------------------------------------------------
Maricopa County Unified
  School District #11
  (Peoria Project of
  1991);
  Unlimited Tax Series
  1995 GO
  5.50%, 07/01/10(b)        AAA      Aaa     1,365      1,390,102
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ARIZONA-(CONTINUED)

Maricopa County Unified
  School District #41
  (Gilbert Project of
  1988);
  Unlimited Tax Series
  1992 E GO
  6.20%, 07/01/02(d)        AAA      Aaa    $1,250   $  1,291,987
-----------------------------------------------------------------
Mohave County Unified
  School District #1 (Lake
  Havasu);
  Unlimited Tax Series
  1996 A GO
  5.40%, 07/01/06(b)        AAA      Aaa       200        205,304
-----------------------------------------------------------------
Navajo County Unified
  School District
  (Herber-Overgaard);
  Unlimited Tax Series
  1997 A GO
  5.00%, 07/01/07(b)        AAA      Aaa       450        450,778
-----------------------------------------------------------------
Nogales Municipal
  Development Authority;
  Series 1999 RB
  4.20%, 06/01/08(b)         --      Aaa       710        661,699
-----------------------------------------------------------------
  4.30%, 06/01/09(b)         --      Aaa       230        214,268
-----------------------------------------------------------------
Phoenix (City of) Civic
  Improvement Corp.
  (Wastewater System);
  Lease Series 1993 RB
  6.13%, 07/01/03(c)(d)     AAA      NRR     3,255      3,443,530
-----------------------------------------------------------------
Phoenix (City of) Senior
  Lien Street and Highway
  User;
  Refunding Series 1992 RB
  6.20%, 07/01/02            AA       A1     1,000      1,030,790
-----------------------------------------------------------------
Scottsdale (City of);
  Unlimited Tax Series
  1999 GO
  7.50%, 07/01/02           AA+      Aa1     1,100      1,164,614
-----------------------------------------------------------------
Yuma Industrial
  Development Authority
  (Yuma Regional Medical
  Center Project);
  Refunding Hospital
  Series 1997 RB
  5.70%, 08/01/06(b)        AAA      Aaa     1,000      1,032,000
-----------------------------------------------------------------
                                                       15,574,205
-----------------------------------------------------------------

ARKANSAS-2.15%

Arkansas State Development
  Financial Authority;
  Correction Facility
  Series 1996 RB
  6.25%, 10/01/06(b)        AAA      Aaa     1,800      1,934,712
-----------------------------------------------------------------
Arkansas State Development
  Financial Authority,
  State Agencies
  Facilities (Department
  Corporate Project);
  Series 1999 RB
  5.00%, 11/01/05(b)        AAA      Aaa     1,125      1,134,754
-----------------------------------------------------------------
Fort Smith Water and
  Sewer;
  Series 1999 RB
  5.00%, 10/01/08(b)        AAA      Aaa     1,000        994,530
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ARKANSAS-(CONTINUED)

Little Rock (City of)
  Health Facility Board
  (Baptist Medical
  Center);
  Refunding Hospital
  Series 1991 RB
  6.70%, 11/01/04(b)        AAA      Aaa    $1,400   $  1,488,508
-----------------------------------------------------------------
North Little Rock (City
  of);
  Refunding Electric
  Series 1992 A RB
  6.00%, 07/01/01(b)        AAA      Aaa       500        509,140
-----------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding and
  Improvement Limited Tax
  Series 1997 GO
  5.10%, 04/01/06(b)         --      Aaa       500        503,845
-----------------------------------------------------------------
  5.20%, 04/01/07(b)         --      Aaa     1,000      1,011,670
-----------------------------------------------------------------
                                                        7,577,159
-----------------------------------------------------------------

CALIFORNIA-0.70%

California Intercommunity
  Hospital Financing
  Authority (NorthBay
  Healthcare System);
  Series 1998 COP
  4.60%, 11/01/08(b)         A        --       660        630,439
-----------------------------------------------------------------
California State Public
  Works Board Department
  of Corrections (Madera
  County State Prison);
  Lease Series 1990 A RB
  7.00%, 09/01/00            A+       A1       100        101,288
-----------------------------------------------------------------
Folsom (City of) (School
  Facilities Project);
  Unlimited Tax Series
  1994 B GO
  6.00%, 08/01/02(b)        AAA      Aaa       500        518,225
-----------------------------------------------------------------
Inglewood (City of)
  (Daniel Freeman Hospital
  Inc.);
  Insured Hospital Series
  1991 RB
  6.50%, 05/01/01(d)        NRR      NRR       400        410,080
-----------------------------------------------------------------
San Francisco (City and
  County of) Parking
  Authority;
  Parking Meter Series
  1994 RB
  6.75%, 06/01/05(b)        AAA      Aaa       500        549,045
-----------------------------------------------------------------
West End Water Treatment
  and Conservation Joint
  Powers Authority;
  Water Facilities Series
  1990 COP
  7.00%, 10/01/00(d)        NRR      NRR       250        253,715
-----------------------------------------------------------------
                                                        2,462,792
-----------------------------------------------------------------

COLORADO-0.61%

Boulder (County of); Open
  Space Capital
  Improvement
  Trust Fund Series 1998
  RB
  5.25%, 12/15/09           AA-       --     1,000      1,009,760
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
COLORADO-(CONTINUED)

Highlands Ranch
  Metropolitan District
  #3;
  Refunding Unlimited Tax
  Series 1998 B GO
  4.50%, 12/01/04(b)         A        --    $1,175   $  1,128,341
-----------------------------------------------------------------
                                                        2,138,101
-----------------------------------------------------------------

CONNECTICUT-3.05%

Connecticut (State of)
  Residential Recovery
  Authority (Bridgeport
  Resco Co. LP Project);
  Refunding Series 1999 RB
  5.00%, 01/01/07(b)        AAA      Aaa     1,000        997,100
-----------------------------------------------------------------
  5.13%, 01/01/09(b)        AAA      Aaa     1,000        994,010
-----------------------------------------------------------------
Connecticut (State of)
  Residential Recovery
  Authority;
  Connecticut System
  Series 1999 A RB
  5.50%, 11/15/03(b)        AAA      Aaa       750        766,425
-----------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation
  (2nd Lien Transportation
  Infrastructure-1);
  VRDn Series 1990 RB
  3.85%, 12/01/10(c)(e)     A-1+   VMIG1     2,000      2,000,000
-----------------------------------------------------------------
Connecticut (State of)
  Special Tax Obligation
  (JP Morgan PUTTERS);
  VRD Series 114 1999 A RB
  3.81%, 10/01/09(e)(f)      --    VMIG1     3,830      3,830,000
-----------------------------------------------------------------
New Haven (City of);
  Unlimited Tax Series
  1997 GO
  6.00%, 02/15/06(b)        AAA      Aaa     2,050      2,173,164
-----------------------------------------------------------------
                                                       10,760,699
-----------------------------------------------------------------

DELAWARE-0.22%

Delaware Transportation
  Authority;
  Senior Lien
  Transportation System
  Series 1991 RB
  6.00%, 07/01/01(c)(d)     AAA      Aaa       750        763,800
-----------------------------------------------------------------

DISTRICT OF COLUMBIA-4.02%

District of Columbia;
  Refunding Unlimited Tax
  GO: Series 1992 B
  6.13%, 06/01/02(c)(d)     AAA      Aaa        60         62,777
-----------------------------------------------------------------
  Series 1993 B-1,
  5.50%, 06/01/09(b)        AAA      Aaa     1,250      1,272,387
-----------------------------------------------------------------
  Series 1993 B-2,
  5.50%, 06/01/07(b)        AAA      Aaa     3,000      3,060,150
-----------------------------------------------------------------
  Series 1999 B,
  5.50%, 06/01/09(b)        AAA      Aaa     5,000      5,089,550
-----------------------------------------------------------------
District of Columbia
  (American Association of
  Advancement Science);
  Series 1997 RB
  5.00%, 01/01/05(b)        AAA      Aaa       800        802,616
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
DISTRICT OF COLUMBIA-(CONTINUED)

District of Columbia
  (Gonzaga College High
  School);
  Series 1999 RB
  5.25%, 07/01/08(b)        AAA      Aaa    $  500   $    505,290
-----------------------------------------------------------------
  5.25%, 07/01/09(b)        AAA      Aaa       510        512,183
-----------------------------------------------------------------
District of Columbia (The
  Howard University
  Issue);
  Series 1990 A RB
  6.90%, 10/01/00(d)        AAA      NRR       200        202,632
-----------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group);
  Hospital Refunding
  Series A RB
  Series 1993, 5.50%,
  08/15/06(d)               AAA      Aaa       500        513,720
-----------------------------------------------------------------
  Series 1996, 6.00%,
  08/15/06(d)               AAA      Aaa     1,550      1,634,320
-----------------------------------------------------------------
  Series 1997, 6.00%,
  08/15/07(d)               AAA      Aaa       500        529,495
-----------------------------------------------------------------
                                                       14,185,120
-----------------------------------------------------------------

FLORIDA-2.19%

Broward (County of)
  Expressway Authority;
  Refunding Unlimited Tax
  Series 1986 A GO
  6.50%, 07/01/04           AA+      Aa2     1,000      1,001,750
-----------------------------------------------------------------
Capital Trust Agency;
  MultiFamily Housing VRD
  Series 1999 B RB
  4.00%, 12/01/32(b)(e)     A-1+      --     2,681      2,681,000
-----------------------------------------------------------------
Miami Beach (City of)
  Health Facilities
  Authority (South Shore
  Hospital);
  Series 1998 A RB
  4.80%, 08/01/08            A        --     1,000        947,410
-----------------------------------------------------------------
Palm Beach (County of)
  Solid Waste Authority;
  Refunding Series 1997
  A RB
  5.50%, 10/01/06(b)        AAA      Aaa     3,000      3,092,280
-----------------------------------------------------------------
                                                        7,722,440
-----------------------------------------------------------------

GEORGIA-2.76%

Albany (City of) Sewer
  System;
  Series 1992 RB
  6.30%, 07/01/02(d)        AAA      Aaa       500        516,985
-----------------------------------------------------------------
Cobb-Marietta Coliseum and
  Exhibit Hall Authority;
  Series 1999 RB
  5.00%, 10/01/09(b)        AAA      Aaa       250        249,437
-----------------------------------------------------------------
Floyd (County of) School
  District;
  Unlimited Tax Series
  2000 GO
  5.25%, 08/01/03            --      Aa2     2,000      2,030,880
-----------------------------------------------------------------
Fulton (County of) Water
  and Sewer;
  Refunding Series 1992 RB
  5.75%, 01/01/02(b)        AAA      Aaa       715        728,771
-----------------------------------------------------------------
Georgia State;
  Refunding Unlimited Tax
  Series 1992 B GO
  6.30%, 03/01/09           AAA      Aaa     1,425      1,556,755
-----------------------------------------------------------------
  Series 1993 E GO
  5.50%, 07/01/03           AAA      Aaa       910        931,567
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
GEORGIA-(CONTINUED)

Georgia State Municipal
  Electric Authority;
  Series 1991 V RB,
  6.00%, 01/01/01(b)        AAA      Aaa    $1,000   $  1,012,520
-----------------------------------------------------------------
Georgia State Municipal
  Electric Authority
  (Project One);
  Sub Series 1998 A RB
  4.75%, 01/01/08(b)        AAA      Aaa     2,250      2,216,947
-----------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transportation
  Authority;
  Sales Tax Refunding
  Series 1991 M RB
  6.15%, 07/01/02           AA-       A1       500        513,800
-----------------------------------------------------------------
                                                        9,757,662
-----------------------------------------------------------------

HAWAII-2.51%

Hawaii (State of);
  Refunding Unlimited Tax
  Series CO 1997 GO
  6.00%, 03/01/07(b)        AAA      Aaa     5,000      5,276,750
-----------------------------------------------------------------
Hawaii (State of);
  Unlimited Tax Series CA
  1993 GO
  5.75%, 01/01/10(b)        AAA      Aaa     1,000      1,039,970
-----------------------------------------------------------------
Hawaii (State of) (Kapolei
  State Office Building);
  Series 1998 A COP
  4.50%, 05/01/09(b)        AAA      Aaa     2,725      2,557,194
-----------------------------------------------------------------
                                                        8,873,914
-----------------------------------------------------------------

IDAHO-0.17%

Idaho Housing Agency;
  Single Family Mortgage
  Sub. Series 1994 D-1 RB
  5.90%, 07/01/06            --      Aa2       570        595,291
-----------------------------------------------------------------

ILLINOIS-4.48%

Chicago (City of);
  Limited Tax Series 1997
  GO
  6.00%, 01/01/06(b)        AAA      Aaa       500        525,140
-----------------------------------------------------------------
Chicago (City of)
  Distribution Package
  Facility;
  Series 1999 RB
  5.25%, 01/01/05            A      Baa1     2,500      2,513,325
-----------------------------------------------------------------
Chicago (City of) Midway
  Airport;
  Series 1996 A RB
  5.30%, 01/01/08(b)        AAA      Aaa     1,000      1,015,770
-----------------------------------------------------------------
Chicago (City of) Public
  Building Commission;
  Unlimited Tax Series
  1999 C GO
  5.50%, 02/01/06(b)        AAA      Aaa     1,500      1,545,000
-----------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing
  (Park Place Apartments
  Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(c)        AAA       --     1,400      1,432,550
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
ILLINOIS-(CONTINUED)

Illinois Development
  Financial Authority
  (Citizens Utility
  Company Project);
  Series 1997 RB
  4.80%, 08/01/25           A-1       --    $1,000   $    954,030
-----------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (MJH Educational
  Assistance);
  Series 1999 B RB
  4.63%, 09/01/04(b)(c)     AAA      Aaa       350        344,732
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Alexian
  Brothers Health System);
  Series 1997 A RB
  5.00%, 01/01/06(b)        AAA      Aaa     1,000        999,920
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Children's
  Memorial Hospital);
  Series 1999 A RB
  5.50%, 08/15/07(b)        AAA      Aaa     1,580      1,611,474
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group);
  Series 1997 A RB
  4.90%, 02/15/08(b)        AAA      Aaa       835        821,590
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital);
  Series 1991 B RB
  5.55%, 10/01/06(b)        AAA      Aaa       500        513,685
-----------------------------------------------------------------
Illinois Regional
  Transportation
  Authority;
  Series 1994 B RB
  6.30%, 06/01/04(c)(d)     AAA      Aaa     1,000      1,070,290
-----------------------------------------------------------------
Illinois (State of)
  Partners; (Departmental
  Central Management
  Services)
  Series 1999 COP
  4.90%, 07/01/08(b)        AAA      Aaa     1,000        989,920
-----------------------------------------------------------------
Joliet (City of)
  Waterworks and Sewer;
  Series 1989 RB
  6.95%, 01/01/01(b)        AAA      Aaa       250        254,837
-----------------------------------------------------------------
McHenry (County of) School
  District #47 (Crystal
  Lake);
  Unlimited Tax Series
  1999 GO
  5.13%, 02/01/10(b)         --      Aaa     1,250      1,245,612
-----------------------------------------------------------------
                                                       15,837,875
-----------------------------------------------------------------

INDIANA-3.04%

Hamilton (County of);
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)        AAA      Aaa     1,095      1,089,065
-----------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated
  Group);
  VRD Series 1997 D RB
  5.00%, 11/01/07(c)(d)(e)  NRR      NRR     3,260      3,246,667
-----------------------------------------------------------------
Indiana Municipal Power
  Agency (Power Supply
  System);
  Refunding Special
  Obligation 1st-Crossover
  Series 1998 B RB
  4.80%, 01/01/09(b)        AAA      Aaa     2,000      1,936,280
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
INDIANA-(CONTINUED)

Indiana Transportation
  Finance Authority;
  Airport
  Facilities Lease Series
  1992 A RB
  6.00%, 11/01/01            A+       A1    $  500   $    509,190
-----------------------------------------------------------------
Indiana Transportation
  Finance Authority;
  Highway Series 1993 A RB
  5.50%, 06/01/07(b)        AAA      Aaa     1,000      1,028,480
-----------------------------------------------------------------
Indianapolis (City of);
  Local Public Improvement
  Series 1999 D RB
  5.10%, 01/01/09           AAA      Aaa       425        425,561
-----------------------------------------------------------------
Indianapolis (City of);
  Refunding Local Public
  Improvement Series 1998
  A RB
  5.50%, 02/01/08           AAA      Aaa     1,000      1,029,360
-----------------------------------------------------------------
Warren (City of)
  Independent School
  Building Corp;
  Refunding First Mortgage
  Series 1998 RB
  4.50%, 01/05/03(b)        AAA      Aaa     1,500      1,484,625
-----------------------------------------------------------------
                                                       10,749,228
-----------------------------------------------------------------

IOWA-1.01%

Des Moines (City of);
  Unlimited Tax Series
  1999 A GO
  4.80%, 06/01/08           AA+      Aa2       775        761,623
-----------------------------------------------------------------
Muscatine (City of);
  Refunding Electric
  Series 1986 RB
  5.00%, 01/01/08            A        A3     2,855      2,813,403
-----------------------------------------------------------------
                                                        3,575,026
-----------------------------------------------------------------

KANSAS-0.91%

Burlington (City of)
  Environmental
  Improvement (Kansas City
  Power and Light Co.
  Project);
  Refunding Series 1998
  D RB
  4.35%, 09/01/01(c)         A1       A2     1,250      1,240,063
-----------------------------------------------------------------
  4.50%, 09/01/03(c)         A1       A2     2,000      1,956,140
-----------------------------------------------------------------
                                                        3,196,203
-----------------------------------------------------------------

KENTUCKY-1.20%

Carrollton and Henderson
  Public Energy Authority;
  Gas Series 1998 B RB
  4.20%, 01/01/06(b)        AAA      Aaa     1,000        925,870
-----------------------------------------------------------------
Kentucky State Property
  and Buildings Commission
  (Project #64);
  Series 1999 RB
  5.13%, 05/01/09(b)        AAA      Aaa     1,000      1,000,320
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
KENTUCKY-(CONTINUED)

Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization
  Projects);
  7.13%, Series 1990 RB
  05/15/00(c)(d)            AAA      Aaa    $  260   $    264,766
-----------------------------------------------------------------
  5.50%, Refunding Series
  1993 RB 07/01/07(b)       AAA      Aaa     1,000      1,028,750
-----------------------------------------------------------------
Louisville and Jefferson
  (County of) Metro Sewer
  District (Sewer and
  Drain System);
  Series 1999 A RB
  5.13%, 05/15/10(b)        AAA      Aaa     1,000        997,990
-----------------------------------------------------------------
                                                        4,217,696
-----------------------------------------------------------------

LOUISIANA-2.58%

Jefferson Parish School
  Board;
  Sales and Use Tax Series
  1995 RB
  6.00%, 02/01/04(b)        AAA      Aaa     1,720      1,788,731
-----------------------------------------------------------------
Louisiana (State of);
  Unlimited Tax Series
  1993 A GO
  6.00%, 04/15/07(b)        AAA      Aaa     5,000      5,275,000
-----------------------------------------------------------------
Louisiana (State of)
  Offshore Terminal
  Authority (Loop, Inc.);
  Refunding Deepwater Port
  1st Stage Series 1992 RB
  6.00%, 09/01/01            A        A3     1,000      1,011,600
-----------------------------------------------------------------
  6.20%, 09/01/03            A        A3     1,000      1,027,020
-----------------------------------------------------------------
                                                        9,102,351
-----------------------------------------------------------------

MAINE-0.49%

Maine Financial Authority;
  Electric
  Refunding Rate
  Stabilization Series
  1998 A RB
  4.50%, 07/01/08(b)        AAA      Aaa     1,830      1,733,651
-----------------------------------------------------------------

MARYLAND-0.31%

Maryland (State of)
  Department of
  Transportation
  Conservation;
  Series 1999 RB
  5.00%, 12/15/09            AA      Aa2     1,095      1,092,427
-----------------------------------------------------------------

MASSACHUSETTS-1.88%

Massachusetts (State of);
  Refunding Limited Tax
  Series 1997 A GO
  5.75, 08/01/08(b)         AAA      Aaa     5,000      5,241,950
-----------------------------------------------------------------
Massachusetts (State of)
  Health and Educational
  Facilities Authority
  (Eye and Ear Infirmary);
  Series 1998 B RB
  5.00%, 07/01/05            A        --     1,000        979,210
-----------------------------------------------------------------
New England Education Loan
  Marketing Corp;
  Refunding Student Loan
  Senior Issue 1992 D RB
  6.20%, 09/01/00            --      Aaa       400        402,908
-----------------------------------------------------------------
                                                        6,624,068
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
MICHIGAN-2.52%

Dearborn (City of)
  Economic Development
  Corp. (Oakwood Obligated
  Group);
  Hospital Series 1991 ARB
  6.95%, 08/15/01(c)(d)     AAA      Aaa    $1,000   $  1,050,750
-----------------------------------------------------------------
Detroit (City of) School
  District;
  Unlimited Tax Series
  1992 GO
  5.60%, 05/01/01           AA+      Aa2       765        775,687
-----------------------------------------------------------------
Michigan State Building
  Authority;
  Refunding Series 1991 IRB
  6.40%, 10/01/04            AA      Aa2     2,000      2,085,060
-----------------------------------------------------------------
Michigan State Hospital
  Financial Authority
  (Ascension Health
  Credit);
  Series 1999 B RB
  5.20%, 11/15/05(c)(d)      AA      Aa2     4,000      3,988,240
-----------------------------------------------------------------
Michigan State Hospital
  Financial Authority (Bay
  Medical Center);
  Refunding Series 1997 ARB
  5.00%, 07/01/02(b)        AAA      Aaa     1,000      1,004,120
-----------------------------------------------------------------
                                                        8,903,857
-----------------------------------------------------------------

MINNESOTA-0.50%

Minneapolis (City of)
  Special School District
  #1;
  Unlimited Tax Series
  1997 GO
  5.00%, 02/01/10           AA+      Aa1     1,000        996,860
-----------------------------------------------------------------
Southern Minnesota
  Municipal Power Agency;
  Unrefunded Power Supply
  System Series 1992 A RB
  5.60%, 01/01/04            A+       A2       745        764,094
-----------------------------------------------------------------
                                                        1,760,954
-----------------------------------------------------------------

MISSISSIPPI-0.29%

Gulfport (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  4.50%, 05/01/07(b)         --      Aaa       515        495,703
-----------------------------------------------------------------
  4.55%, 05/01/08(b)         --      Aaa       550        526,460
-----------------------------------------------------------------
                                                        1,022,163
-----------------------------------------------------------------

MISSOURI-0.41%

Missouri (State of) Health
  and Educational
  Facilities Authority
  (Freeman Health Systems
  Project);
  Hospital Series 1998 RB
  4.85%, 02/15/07(b)         A        --     1,000        950,490
-----------------------------------------------------------------
  5.00%, 02/15/08(b)         A        --       515        490,919
-----------------------------------------------------------------
                                                        1,441,409
-----------------------------------------------------------------

MONTANA-0.12%

Montana (State of) Higher
  Education Assistance
  Corp.;
  Student Loan Series 1992
  A RB
  6.60%, 12/01/00            --        A       420        425,057
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
NEVADA-1.67%

Clark (County of)
  Improvement District #65
  (Lamb Boulevard III);
  Series 1992 Special
  Assessment
  6.20%, 12/01/02            AA       A1    $  120   $    123,842
-----------------------------------------------------------------
Las Vegas (City of);
  Limited Tax Park Series
  1999 GO
  5.00%, 08/01/09(b)        AAA      Aaa     3,000      2,973,360
-----------------------------------------------------------------
Nevada (State of) Capital
  Improvement and Cultural
  Affairs;
  Limited Tax Series 1999
  A GO
  5.00%, 02/01/10            AA      Aa2     2,500      2,456,075
-----------------------------------------------------------------
Nevada (State of)
  Municipal Bond Bank
  Project #38-39;
  Limited Tax Series 1992
  A GO
  6.00%, 07/01/01(d)        NRR      NRR       350        356,016
-----------------------------------------------------------------
                                                        5,909,293
-----------------------------------------------------------------

NEW JERSEY-0.42%

Passaic (County of)
  Utilities Authority;
  Solid Waste System
  Series 1999 A RB
  4.80%, 03/01/08(b)        AAA      Aaa     1,000        980,000
-----------------------------------------------------------------
Trenton (City of);
  Unlimited Tax Series
  1992 GO
  6.10%, 08/15/02(b)        AAA      Aaa       500        516,905
-----------------------------------------------------------------
                                                        1,496,905
-----------------------------------------------------------------

NEW MEXICO-2.16%

Albuquerque (City of)
  Joint Water and Sewer
  System;
  Series 1990 A RB
  6.00%, 07/01/00(c)(d)     AAA      NRR     1,000      1,004,460
-----------------------------------------------------------------
Farmington (City of ) (San
  Juan Regional Medical
  Center);
  Hospital Series A RB
  5.00%, 06/01/01(b)         --      Aaa     1,015      1,019,456
-----------------------------------------------------------------
New Mexico (State of);
  Severance Tax Series
  1999 B RB
  5.00%, 07/01/06            AA      Aa2     5,100      5,105,406
-----------------------------------------------------------------
Santa Fe (City of);
  Series 1994 RB
  5.50%, 06/01/03(d)        AAA      Aaa       500        510,395
-----------------------------------------------------------------
                                                        7,639,717
-----------------------------------------------------------------

NEW YORK-8.51%

Nassau (County of);
  Unlimited Tax General
  Improvement Series 1997
  V GO
  5.15%, 03/01/07(b)        AAA      Aaa     5,000      5,022,800
-----------------------------------------------------------------
New York (City of);
  Refunding Series 1996 D
  GO
  5.60%, 11/01/05            A-       A3     5,000      5,131,900
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
NEW YORK-(CONTINUED)

New York (City of);
  Unlimited Tax Series
  1996 G GO
  5.90%, 02/01/05            A-       A3    $1,150   $  1,191,285
-----------------------------------------------------------------
New York (City of) Transit
  Authority (Metropolitan
  Transportation
  Authority);
  Triborough Series 1999 A
  COP
  5.00%, 01/01/08(b)        AAA      Aaa     1,000        998,650
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series 1997 A RB
  6.00%, 02/15/05            A        A3     1,000      1,038,680
-----------------------------------------------------------------
  6.00%, 08/15/07            A        A3     1,775      1,865,223
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Pace University Issue);
  Series 1997 RB
  6.00%, 07/01/07(b)        AAA      Aaa     1,275      1,349,945
-----------------------------------------------------------------
New York (State of)
  Dormitory Authority
  (Upstate Community
  Colleges);
  Series 1999 A RB
  4.38%, 07/01/09(b)        AAA      Aaa     1,000        934,340
-----------------------------------------------------------------
New York (State of) Local
  Government Assistance
  Corp;
  Refunding Series 1996 A
  RB
  5.13%, 04/01/10(b)        AAA      Aaa     5,000      4,986,450
-----------------------------------------------------------------
New York (State of)
  Medical Care Facilities
  (Hospital and Nursing
  Home);
  Financial Agency Series
  1995 A RB
  5.60%, 02/15/05(b)        AAA       --       475        474,762
-----------------------------------------------------------------
New York (State of)
  Tollway Authority;
  General Series 1997 D RB
  5.40%, 01/01/10           AA-      Aa3     5,000      5,100,750
-----------------------------------------------------------------
Triborough Bridge and
  Tunnel Authority;
  General Purpose Series
  1994 A RB
  4.80%, 01/01/08            A+      Aa3     2,000      1,973,180
-----------------------------------------------------------------
                                                       30,067,965
-----------------------------------------------------------------

NORTH CAROLINA-4.39%

Coastal Regional Solid
  Waste Management
  Authority (Solid Waste
  Disposal System);
  Refunding Series 1999 RB
  4.00%, 06/01/04(b)        AAA      Aaa     1,775      1,688,078
-----------------------------------------------------------------
Charlotte (City of);
  Refunding Unlimited Tax
  Series 1998 GO
  5.25%, 02/01/10           AAA      Aaa     5,000      5,080,200
-----------------------------------------------------------------
North Carolina (State of);
  Unlimited Tax Series
  1997 A GO
  5.10%, 03/01/04           AAA      Aaa     2,500      2,530,750
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
NORTH CAROLINA-(CONTINUED)

North Carolina (State of)
  Eastern Municipal Power
  Agency (Power System);
  Refunding Series 1993
  B RB
  7.00%, 01/01/08(b)        AAA      Aaa    $1,000   $  1,114,720
-----------------------------------------------------------------
North Carolina (State of)
  (Public Improvement);
  Unlimited Tax Series
  1999 A GO
  5.25%, 03/01/10           AAA      Aaa     5,000      5,080,850
-----------------------------------------------------------------
                                                       15,494,598
-----------------------------------------------------------------

NORTH DAKOTA-0.48%

Burleigh (County of)
  Health Care (Medcenter
  One Inc.);
  Refunding Series 1999 RB
  5.25%, 05/01/09(b)        AAA      Aaa     1,695      1,699,780
-----------------------------------------------------------------

OHIO-2.47%

Franklin (County of);
  Limited Tax Series 1991
  GO
  6.30%, 12/01/01(c)(d)     NRR      NRR     1,500      1,567,890
-----------------------------------------------------------------
Greene (County of) Water
  System;
  Series 1996 A RB
  5.45%, 12/01/06(b)        AAA      Aaa       585        603,714
-----------------------------------------------------------------
Hilliard (City of) School
  District;
  Refunding Unlimited Tax
  Series 1992 GO
  6.05%, 12/01/00(b)        AAA      Aaa       500        506,050
-----------------------------------------------------------------
  6.15%, 12/01/01(b)        AAA      Aaa       250        256,733
-----------------------------------------------------------------
Lucas (County of) (St.
  Vincent's Medical
  Center);
  Hospital Improvement
  Series 1990 A RB
  6.75%, 08/15/20(b)        AAA      Aaa     2,000      2,055,060
-----------------------------------------------------------------
Montgomery (County of)
  (Catholic Health
  Initiatives);
  Series 2000 RB
  5.25%, 12/01/03           AA-      Aa3     1,745      1,757,547
-----------------------------------------------------------------
Ohio (State of)
  (Elementary & Secondary
  Education Facilities);
  Special Obligation
  Series 1997 A RB
  5.10%, 12/01/05           AA-      Aa2     1,500      1,518,255
-----------------------------------------------------------------
Portage (County of)
  (Robinson Memorial
  Hospital);
  Hospital Series 1999 RB
  5.15%, 11/15/08(b)        AAA      Aaa       465        467,223
-----------------------------------------------------------------
                                                        8,732,472
-----------------------------------------------------------------

OKLAHOMA-1.41%

Grady (County of)
  Industrial Authority
  (Correctional
  Facilities);
  Series 1999 RB
  5.38%, 11/01/09(b)        AAA      Aaa       360        369,054
-----------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Utility Series 1999 RB
  5.25%, 10/01/09(b)         --      Aaa     1,130      1,147,718
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
OKLAHOMA-(CONTINUED)

Norman (City of) Regional
  Hospital Authority;
  Refunding Series 1996
  A RB
  5.20%, 09/01/06(b)        AAA      Aaa    $  310   $    313,856
-----------------------------------------------------------------
  5.30%, 09/01/07(b)        AAA      Aaa     1,090      1,106,612
-----------------------------------------------------------------
Oklahoma (State of)
  Capitol Improvement
  Authority;
  State Facilities Series
  1999 A RB
  5.00%, 09/01/09(b)        AAA      Aaa     1,000        996,990
-----------------------------------------------------------------
Okmulgee (County of)
  Governmental Building
  (Authority Sales Tax);
  1st Mortgage Series 2000
  RB
  5.60%, 03/01/10(b)         --      Aaa     1,000      1,040,820
-----------------------------------------------------------------
                                                        4,975,050
-----------------------------------------------------------------

OREGON-1.17%

Cow Creek Band (Umpqua
  Tribe of Indians);
  Series 1998 B RB
  4.25%, 07/01/03(b)        AAA      Aaa       480        470,021
-----------------------------------------------------------------
Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure);
  Unlimited Tax Series
  1997 GO
  5.00%, 12/01/07(b)        AAA      Aaa     1,145      1,148,538
-----------------------------------------------------------------
Portland (City of);
  Sewer System Series 1994
  A RB
  5.45%, 06/01/03            A+       A1     1,065      1,088,728
-----------------------------------------------------------------
  5.55%, 06/01/04            A+       A1       500        512,995
-----------------------------------------------------------------
Salem (City of) Hospital
  Facilities Authority
  (Salem Hospital);
  Series 1998 RB
  4.20%, 08/15/08           AA-       --     1,000        904,740
-----------------------------------------------------------------
                                                        4,125,022
-----------------------------------------------------------------

PENNSYLVANIA-4.81%

Delaware (State of) River
  Port Authority;
  Series 1999 RB
  5.50%, 01/01/10(b)        AAA      Aaa     2,340      2,409,124
-----------------------------------------------------------------
Lackawanna (County of);
  Unlimited Tax Series
  1999 A GO
  4.40%, 01/01/09(b)        AAA      Aaa       510        477,299
-----------------------------------------------------------------
Lehigh (County of) General
  Purpose Authority
  (Kidspeace Obligation
  Group);
  Series 1998 RB
  5.70%, 11/01/09(b)         A        --     1,000      1,002,880
-----------------------------------------------------------------
Pennsylvania (State of);
  Series 2000 RB
  5.50%, 01/15/08(b)        AAA      Aaa     1,000      1,031,160
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
PENNSYLVANIA-(CONTINUED)

Pennsylvania (State of)
  Higher Educational
  Facilities Authority;
  Series 1999 RB
  4.40%, 07/01/07(b)        AAA      Aaa    $1,595   $  1,515,904
-----------------------------------------------------------------
  4.50%, 07/01/08(b)        AAA      Aaa     1,525      1,450,839
-----------------------------------------------------------------
  4.55%, 07/01/09(b)        AAA      Aaa       750        711,030
-----------------------------------------------------------------
Pennsylvania (State of)
  Higher Educational
  Facilities Authority
  (UPMC Health System);
  Series A RB
  5.00%, 08/01/09(b)        AAA      Aaa     4,000      3,923,840
-----------------------------------------------------------------
Philadelphia (City of)
  Hospitals and Higher
  Educational Facilities
  Authority (St. Agnes
  Medical Center);
  Refunding Hospital
  Series 1996 A RB
  5.00%, 07/01/05(b)        AAA      Aaa       865        863,357
-----------------------------------------------------------------
Philadelphia (City of)
  School District;
  Refunding Unlimited Tax
  Series 1999 D GO
  5.50%, 03/01/08(b)        AAA      Aaa     3,500      3,601,430
-----------------------------------------------------------------
                                                       16,986,863
-----------------------------------------------------------------

PUERTO RICO-0.29%

Puerto Rico Municipal
  Financial Agency;
  Unlimited Tax Series
  1999 A GO
  5.50%, 08/01/09(b)        AAA      Aaa     1,000      1,037,570
-----------------------------------------------------------------

RHODE ISLAND-0.29%

Rhode Island (State of);
  Refunding Unlimited Tax
  Series 1992 GO
  6.10%, 06/15/03(b)        AAA      Aaa     1,000      1,038,290
-----------------------------------------------------------------

SOUTH CAROLINA-2.84%

Charleston (County of)
  (Care Alliance Health
  Services);
  Series 1999 A RB
  4.40%, 08/15/08(b)        AAA      Aaa     3,000      2,787,930
-----------------------------------------------------------------
Medical University of
  South Carolina;
  Hospital Facilities
  Series 1999 RB
  5.50%, 07/01/09            A        A3     1,000        965,180
-----------------------------------------------------------------
Piedmont (City of)
  Municipal Power Agency;
  Refunding Series 1996
  B RB
  5.25%, 01/01/08(b)        AAA      Aaa     4,000      4,042,720
-----------------------------------------------------------------
South Carolina (State of)
  Public Service
  Authority;
  Series 1999 A RB
  5.50%, 01/01/10(b)        AAA      Aaa     1,000      1,028,000
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Transportation
  Infrastructure;
  Series 1999 A RB
  5.50%, 01/01/09(b)         --      Aaa    $1,180   $  1,215,152
-----------------------------------------------------------------
                                                       10,038,982
-----------------------------------------------------------------
SOUTH DAKOTA-0.56%

Rapid City (City of);
  Sales Tax Series 1995
  A RB
  5.60%, 06/01/05(b)        AAA      Aaa       255        263,262
-----------------------------------------------------------------
South Dakota Health and
  Educational Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)        AAA      Aaa     1,680      1,706,510
-----------------------------------------------------------------
                                                        1,969,772
-----------------------------------------------------------------
TENNESSEE-1.71%

Johnson (City of) Health
  and Educational
  Facilities Board;
  Refunding Hospital
  Series 2000 A RB
  5.50%, 07/01/05(b)         --      Aaa     1,975      2,017,127
-----------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Educational Facilities
  Board (Welch Bend
  Apartments);
  Multifamily Housing
  Series 1996 A RB
  5.50%, 01/01/07(c)(d)     AAA       --     1,000      1,010,610
-----------------------------------------------------------------
Nashville and Davidson
  (County of) Metropolitan
  Government Health and
  Educational Facilities
  Board (Meharry Medical
  College);
  Series 1979 RB
  7.88%, 12/01/04(d)        NRR      Aaa       785        832,500
-----------------------------------------------------------------
Tennergy Corp.;
  Gas Series 1999 RB
  4.13%, 06/01/09(b)        AAA      Aaa     1,000        849,160
-----------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing
  Refunding Series 1993
  A RB
  5.65%, 01/01/07            A+       A1     1,325      1,341,629
-----------------------------------------------------------------
                                                        6,051,026
-----------------------------------------------------------------

TEXAS-14.49%

Arlington (City of)
  Independent School
  District;
  Unlimited Tax Series
  2000 GO
  5.25%, 02/15/08(b)         --      Aaa     1,000      1,014,070
-----------------------------------------------------------------
Bexar (County of) Housing
  Finance Authority
  (Fountainhead Apts.);
  Refunding VRD
  Multifamily Series 1996
  RB
  3.90%, 09/15/26(e)        A-1+      --       918        918,000
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Brownsville (City of)
  Utility System;
  Refunding Series 1995 RB
  5.00%, 09/01/02(b)        AAA      Aaa    $2,810   $  2,833,913
-----------------------------------------------------------------
Canadian River Municipal
  Water Authority (Bureau
  of Reclamation Project);
  Refunding Texas Contract
  Series 1999 RB
  4.35%, 10/01/09(b)        NRR      Aaa       615        568,242
-----------------------------------------------------------------
Canadian River Municipal
  Water Authority
  (Conjunctive Use
  Groundwater);
  Refunding Texas Contract
  Series 1999 RB
  5.00%, 02/15/10(b)        AAA      Aaa     2,655      2,626,353
-----------------------------------------------------------------
Central Texas College
  District;
  Building Series 1999 RB
  4.63%, 05/15/09(b)        AAA      Aaa     1,135      1,086,195
-----------------------------------------------------------------
Cleburne (City of)
  Waterworks and Sewer;
  Series 1999 RB
  5.50%, 02/15/10(b)        AAA      Aaa     1,395      1,419,594
-----------------------------------------------------------------
Comal County Industrial
  Development Authority
  (Coleman Company, Inc.
  Project);
  Series 1980 IDR
  9.25%, 08/01/00(d)        NRR      NRR       170        172,686
-----------------------------------------------------------------
Conroe (City of)
  Independent School
  District;
  Unlimited School Tax
  Series 1991 GO
  7.38%, 02/01/01(b)         --      Aaa       115        117,863
-----------------------------------------------------------------
Dallas (City of)
  Waterworks and Sewer
  System;
  Series 2000 RB
  5.50%, 10/01/09            AA      Aa2     1,500      1,543,545
-----------------------------------------------------------------
Garland (City of)
  Certificates Obligation;
  Limited Tax Series 2000
  GO
  5.25%, 02/15/09            AA      Aa2     1,940      1,959,031
-----------------------------------------------------------------
Gatesville Independent
  School District;
  Unlimited Tax School
  Refunding and Building
  Series 1995 GO
  5.80%, 02/01/03(b)         --      Aaa       485        498,265
-----------------------------------------------------------------
Harris (County of) (Port
  of Houston Authority);
  Series 1977 RB
  5.75%, 05/01/02            A        A2       805        809,387
-----------------------------------------------------------------
  5.75%, 05/01/02(b)        AAA      Aaa       810        814,909
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Christus Health);
  Series 1999 A RB
  5.38%, 07/01/08(b)        AAA      Aaa     1,000      1,012,190
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Harris County Health
  Facilities Development
  Corp. (Memorial Hermann
  Hospital System
  Project);
  Hospital Series 1998 RB
  5.50%, 06/01/09(b)        AAA      Aaa    $2,500   $  2,555,725
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project);
  Hospital Series 1992 RB
  6.70%, 06/01/00(d)        NRR      NRR     1,000      1,003,870
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health
  Care System Project);
  Series 1997 B RB
  5.10%, 07/01/06(d)        NRR      NRR     1,000      1,006,820
-----------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A RB
  5.00%, 10/01/09            AA      Aa2     1,920      1,844,045
-----------------------------------------------------------------
Houston (City of) (Public
  Improvement);
  Refunding Limited Tax
  Series 1998 A GO
  5.00%, 03/01/07           AA-      Aa3     1,250      1,251,388
-----------------------------------------------------------------
Katy (City of) Independent
  School District;
  Unlimited Tax Series
  1999 A GO
  5.20%, 02/15/10(b)        AAA      Aaa     1,285      1,291,258
-----------------------------------------------------------------
Keller (City of)
  Independent School
  District;
  Series 1994 COP
  5.75%, 08/15/01(b)        AAA      Aaa       700        711,291
-----------------------------------------------------------------
Kerrville (City of);
  Refunding Electric
  Series 1991 RB
  6.38%, 11/01/01(b)        AAA      Aaa       185        190,200
-----------------------------------------------------------------
Killeen (City of);
  Refunding Limited Tax
  Series 1999 GO
  4.30%, 08/01/09(b)        AAA      Aaa     1,170      1,076,061
-----------------------------------------------------------------
La Joya Independent School
  District;
  Unlimited Tax Series
  1998 GO
  5.38%, 02/15/10(b)        AAA      Aaa     1,535      1,558,977
-----------------------------------------------------------------
La Marque Independent
  School District;
  Unlimited Tax Series
  1992 GO
  7.50%, 08/15/02(b)        AAA      Aaa       750        796,867
-----------------------------------------------------------------
Lubbock (City of);
  Series 1999 COP
  5.00%, 02/15/10            AA      Aa2       680        673,180
-----------------------------------------------------------------
Lubbock Health Facility
  Development Corp.
  (Methodist Hospital);
  Series 1993 B RB
  5.40%, 12/01/05(d)        AAA      Aaa       500        512,430
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
TEXAS-(CONTINUED)

Plano (City of);
  Unlimited Tax Series
  2000 GO
  5.25%, 09/01/06           AAA      Aaa    $  600   $    610,410
-----------------------------------------------------------------
  5.13%, 09/01/07           AAA      Aaa       535        539,729
-----------------------------------------------------------------
Plano (City of)
  Independent School
  District;
  Unlimited Tax Series
  1994 GO
  5.80%, 02/15/05(b)        AAA      Aaa     2,025      2,091,866
-----------------------------------------------------------------
San Antonio (City of)
  Electric and Gas;
  Refunding Series 1998
  A RB
  5.25%, 02/01/10            AA      Aa1     8,500      8,525,245
-----------------------------------------------------------------
Southlake (City of)
  (Waterworks and
  Sewer-Certificates
  Obligation);
  Limited Tax Series 2000
  A GO
  5.40%, 02/15/09(b)        AAA      Aaa       250        253,142
-----------------------------------------------------------------
  5.45%, 02/15/10(b)        AAA      Aaa       235        238,281
-----------------------------------------------------------------
Tarrant (County of)
  Housing Finance Corp.
  (Arbors On the Park II);
  Multifamily Housing
  Series 1990 RB
  5.05%, 12/01/07           AAA       --     1,440      1,420,128
-----------------------------------------------------------------
Temple (City of);
  Refunding Limited Tax
  Series 1992 GO
  5.80%, 02/01/01(b)        AAA      Aaa       250        253,182
-----------------------------------------------------------------
Texas Municipal Power
  Agency;
  Series 1992 RB
  5.75%, 09/01/02(c)(d)     AAA      Aaa     1,000      1,022,890
-----------------------------------------------------------------
Texas (State of) Turnpike
  Authority (Addison
  Airport Toll Tunnel
  Project);
  Dallas North Tollway
  Series 1994 RB
  6.30%, 01/01/05(b)        AAA      Aaa       500        529,670
-----------------------------------------------------------------
University of Texas
  (Financing System);
  Series 1996 B RB,
  4.80%, 08/15/09           AAA      Aa1     1,650      1,606,242
-----------------------------------------------------------------
  Series 1999 B RB,
  5.50%, 08/15/09           AAA      Aa1     1,000      1,027,910
-----------------------------------------------------------------
Weatherford (City of)
  Utility System;
  Refunding and
  Improvement Series 1999
  RB
  4.35%, 09/01/09(b)        AAA      Aaa     1,275      1,179,490
-----------------------------------------------------------------
                                                       51,164,540
-----------------------------------------------------------------

UTAH-1.55%

Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997
  B RB
  6.00%, 07/01/07(b)        AAA      Aaa     1,000      1,054,440
-----------------------------------------------------------------
Salt Lake City (City of);
  Unlimited Tax Series
  1999 GO
  5.25%, 06/15/09           AAA      Aaa       900        912,375
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
UTAH-(CONTINUED)

Utah (State of) Associated
  Municipal Power System
  (Hunter Project);
  Refunding Series 1994 RB
  5.00%, 07/01/09(b)        AAA      Aaa    $1,500   $  1,477,005
-----------------------------------------------------------------
Utah (State of) Board of
  Regents (Utah
  University);
  Refunding Hospital
  Series 1997 RB
  5.00%, 08/01/02(b)        AAA      Aaa     1,000      1,005,810
-----------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Single Family Mortgage
  Series 1999 E-II RB
  4.95%, 07/01/06           AAA      Aaa       250        248,525
-----------------------------------------------------------------
  5.05%, 07/01/07           AAA      Aaa       250        249,980
-----------------------------------------------------------------
Utah (State of) (Board of
  Water Resource Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02            AA       --       500        514,290
-----------------------------------------------------------------
                                                        5,462,425
-----------------------------------------------------------------

VIRGINIA-0.81%

Norfolk (City of)
  Redevelopment and
  Housing Authority
  (Tidewater Community
  College Campus);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04            AA       A2       535        546,503
-----------------------------------------------------------------
  5.40%, 11/01/05            AA       A2       500        513,515
-----------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Port Improvement Series
  1992 GO
  6.40%, 11/01/03           AA-       A3       300        312,927
-----------------------------------------------------------------
Portsmouth (City of);
  Refunding Unlimited Tax
  Public Utility Series
  1992 GO
  5.90%, 11/01/01           AA-       A3       450        459,306
-----------------------------------------------------------------
Virginia (State of) Public
  School Authority;
  Refunding School Funding
  Series 1997 I RB
  5.25%, 08/01/07           AA+      Aa1     1,000      1,019,400
-----------------------------------------------------------------
                                                        2,851,651
-----------------------------------------------------------------

WASHINGTON-3.36%

King (County of);
  Sewer Series 1994 A RB
  5.80%, 01/01/04(c)(d)     NRR      Aaa     1,000      1,048,760
-----------------------------------------------------------------
Lewis (County of) Public
  Utility District #1
  (Cowlitz Falls
  Hydroelectronics);
  Refunding Series 1993 RB
  5.38%, 10/01/08           AA-      Aa1     1,000      1,013,490
-----------------------------------------------------------------
Seattle (City of);
  Refunding Limited Tax
  Series GO
  6.40%, 10/01/01(d)        NRR      NRR       250        256,403
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
WASHINGTON-(CONTINUED)

Seattle (Port of);
  Series 1992 A RB
  6.00%, 11/01/01           AA-      Aa3    $  500   $    510,480
-----------------------------------------------------------------
Snohomish (County of)
  Public Utilities
  District #1;
  Electric Generation
  System Series 1993 RB
  5.70%, 01/01/06(b)        AAA      Aaa     4,000      4,152,360
-----------------------------------------------------------------
Spokane (City of);
  Unlimited Tax Series
  1999 B GO
  5.40%, 01/01/10           AAA      Aaa     2,075      2,103,635
-----------------------------------------------------------------
Washington (State of);
  Refunding Unlimited Tax
  Series 1999 R 2000A GO
  5.50%, 01/01/08           AA+      Aa1     1,135      1,166,553
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #1);
  Refunding Series 1993
  B RB
  5.15%, 07/01/02           AA-      Aa1       610        612,379
-----------------------------------------------------------------
Washington (State of)
  Public Power Supply
  System (Nuclear Project
  #2);
  Refunding Series 1997
  B RB
  5.50%, 07/01/06           AA-      Aa1     1,000      1,017,320
-----------------------------------------------------------------
                                                       11,881,380
-----------------------------------------------------------------

                              RATING(a)      PAR
                            S&P   MOODY'S   (000)    MARKET VALUE
WISCONSIN-1.85%

Oak Creek (City of);
  Waterworks Systems
  Series 1998 BAN
  3.90%, 09/01/00            --     MIG1    $1,000   $    998,340
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority;
  (Benedictine Health);
  Health Care Series 1999
  B RB
  5.00%, 02/15/09(b)        AAA      Aaa     1,185      1,167,438
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Charity Obligation
  Group);
  Hospital Series 1997
  D RB
  4.90%, 11/01/05(c)(d)     NRR      NRR     2,145      2,137,686
-----------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Marshfield Clinic);
  Series 1997 RB
  5.20%, 02/15/07(b)        AAA      Aaa     2,210      2,228,873
-----------------------------------------------------------------
                                                        6,532,337
-----------------------------------------------------------------
TOTAL INVESTMENTS-100.49%
  (Cost $355,628,444)                                 354,848,274
-----------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.49)%                                       (1,718,339)
-----------------------------------------------------------------
NET ASSETS-100.00%                                   $353,129,935
=================================================================

Investment Abbreviations:

BAN     - Bond Anticipation Notes
COP     - Certificates of Participation
GO      - General Obligation Bonds
IDR     - Industrial Development Revenue Bonds
NRR     - Not re-rated
PUTTERS - Putable Tax Exempt Receipts
RB      - Revenue Bonds
VRD     - Variable Rate Demand

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("MOODY'S") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.

(b)  Secured by bond insurance provided by one of the following companies:
     AMBAC, FGIC, FSA or MBIA.

(c) Subject to an irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.

(d)  Secured by an escrow fund of U.S. Treasury obligations.

(e) Demand security; payable on demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/00.

(f) The fund may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2000

ASSETS:

Investments, at market value (cost
  $355,628,444)                            $  354,848,274
---------------------------------------------------------
Receivables for:
  Capital stock sold                            3,853,280
---------------------------------------------------------
  Interest                                      4,854,702
---------------------------------------------------------
Investment for deferred compensation plan          30,690
---------------------------------------------------------
Other assets                                       57,258
---------------------------------------------------------
    Total assets                              363,644,204
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         5,797,993
---------------------------------------------------------
  Capital stock reacquired                      4,076,984
---------------------------------------------------------
  Dividends                                       439,277
---------------------------------------------------------
  Deferred compensation plan                       30,690
---------------------------------------------------------
Accrued administrative services fees                6,186
---------------------------------------------------------
Accrued advisory fees                              87,538
---------------------------------------------------------
Accrued transfer agent fees                         7,793
---------------------------------------------------------
Accrued operating expenses                         67,808
---------------------------------------------------------
    Total liabilities                          10,514,269
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  353,129,935
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  32,987,141
=========================================================
Net asset value and redemption price per
  share                                    $        10.71
=========================================================
Offering price per share:
  (Net asset value of $10.71 divided
    by 99.00%)                             $        10.82
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2000

INVESTMENT INCOME:

Interest income                              $ 16,773,430
---------------------------------------------------------

EXPENSES:

Advisory fees                                   1,032,771
---------------------------------------------------------
Administrative services fees                       68,350
---------------------------------------------------------
Custodian fees                                     17,939
---------------------------------------------------------
Transfer agent fees                                76,610
---------------------------------------------------------
Registration and filing fees                      105,761
---------------------------------------------------------
Directors' fees                                     8,541
---------------------------------------------------------
Interest                                            4,794
---------------------------------------------------------
Other                                             134,074
---------------------------------------------------------
    Total expenses                              1,448,840
---------------------------------------------------------
Less: Expenses paid indirectly                     (3,721)
---------------------------------------------------------
    Net expenses                                1,445,119
---------------------------------------------------------
Net investment income                          15,328,311
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                        (3,662,707)
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities      (8,785,558)
---------------------------------------------------------
Net gain (loss) on investment securities      (12,448,265)
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $  2,880,046
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED MARCH 31, 2000 AND 1999

                                                                   2000              1999
                                                              ---------------    ------------
OPERATIONS:

  Net investment income                                        $ 15,328,311      $  9,178,235
---------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities     (3,662,707)          409,752
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        (8,785,558)          966,924
---------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations       2,880,046        10,554,911
---------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income            (15,337,130)       (9,191,201)
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income                   (293,541)          (47,638)
---------------------------------------------------------------------------------------------
Net increase from capital stock transactions                    121,381,091        42,214,423
---------------------------------------------------------------------------------------------
       Net increase in net assets                               108,630,466        43,530,495
---------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           244,499,469       200,968,974
---------------------------------------------------------------------------------------------
  End of period                                                $353,129,935      $244,499,469
=============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $358,332,424      $237,244,429
---------------------------------------------------------------------------------------------
  Undistributed net investment income                               (36,050)          (24,189)
---------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities                                        (4,386,269)         (726,159)
---------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                     (780,170)        8,005,388
---------------------------------------------------------------------------------------------
                                                               $353,129,935      $244,499,469
=============================================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors, or persons designated by the Board of Directors, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis. On March 31, 2000, undistributed net investment income was increased by $290,499, undistributed net realized gain (loss) was increased by $2,597 and paid-in capital was decreased by

    $293,096 as a result of differing book/tax reclassifications. Net assets of the Fund were unaffected by the reclassifications.
C. Distributions -- It is the policy of the Fund to declare daily dividends from net investment income. Such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds of fund share redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $1,822,426, which expires, if not previously utilized, in the year 2008. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended March 31, 2000, AIM was paid $68,350 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. For the year ended March 31, 2000, AFS was paid $45,974 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $54,505 from sales of capital stock during the year ended March 31, 2000. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock.
  Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the year ended March 31, 2000, the Fund paid legal fees of $3,903 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the year ended March 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,721 under an expense offset arrangement. The effect of the above arrangement resulted in a reduction of the Fund's total expenses of $3,721 during the year ended March 31, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to directors who are not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended March 31, 2000, the Fund borrowed minimal amounts under the line of credit agreement. Interest expense for the Fund for the year ended March 31, 2000 was $4,794. The funds which are parties to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended March 31, 2000 was $288,681,681 and $160,430,807, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 2,441,517
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,221,687)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                    $  (780,170)
=========================================================
Investments have the same cost for tax and financial
  statement purposes.

NOTE 7-CAPITAL STOCK

Changes in capital stock outstanding during the years ended March 31, 2000 and 1999 were as follows:

                                                                         2000                         1999
                                                              ---------------------------   -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
                                                              -----------   -------------   ----------   ------------
Sold                                                           36,588,213   $ 396,750,803   11,532,083   $128,215,321
---------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                             1,010,690      10,900,646      488,076      5,429,472
---------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (26,587,941)   (286,270,358)  (8,238,608)   (91,430,370)
---------------------------------------------------------------------------------------------------------------------
                                                               11,010,962   $ 121,381,091    3,781,551   $ 42,214,423
=====================================================================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended March 31, 2000.

                                                                2000        1999        1998        1997       1996
                                                              --------    --------    --------    --------    -------
Net asset value, beginning of period                          $  11.13    $  11.05    $  10.73      $10.79     $10.67
------------------------------------------------------------  --------    --------    --------    --------    -------
Income from investment operations:
  Net investment income                                           0.48        0.49        0.50        0.50       0.52
------------------------------------------------------------  --------    --------    --------    --------    -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (0.41)       0.08        0.32       (0.04)      0.12
------------------------------------------------------------  --------    --------    --------    --------    -------
        Total from investment operations                          0.07        0.57        0.82        0.46       0.64
------------------------------------------------------------  --------    --------    --------    --------    -------
Distributions to shareholders:
  From net investment income                                     (0.48)      (0.49)      (0.50)      (0.52)     (0.52)
------------------------------------------------------------  --------    --------    --------    --------    -------
  In excess of net investment income                             (0.01)         --          --          --         --
------------------------------------------------------------  --------    --------    --------    --------    -------
        Total distributions                                      (0.49)      (0.49)      (0.50)      (0.52)     (0.52)
------------------------------------------------------------  --------    --------    --------    --------    -------
Net asset value, end of period                                $  10.71    $  11.13    $  11.05      $10.73     $10.79
============================================================  ========    ========     =======    ========    =======
Total return(a)                                                   0.70%       5.27%       7.79%       4.33%      6.06%
============================================================  ========    ========     =======    ========    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $353,130    $244,499    $200,969    $173,342    $83,066
============================================================  ========    ========     =======    ========    =======
Ratio of expenses to average net assets:
  Including interest expense                                      0.42%(b)     0.46%      0.45%       0.56%      0.65%
============================================================  ========    ========     =======    ========    =======
  Excluding interest expense                                      0.42%(b)     0.45%      0.45%       0.56%      0.65%
============================================================  ========    ========     =======    ========    =======
Ratio of interest expense to average net assets                   0.00%(b)     0.01%        --          --         --
============================================================  ========    ========     =======    ========    =======
Ratio of net investment income to average net assets              4.45%(b)     4.43%      4.56%       4.63%      4.81%
============================================================  ========    ========     =======    ========    =======
Portfolio turnover rate                                             50%         32%         22%         26%        32%
============================================================  ========    ========     =======    ========    =======

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $344,256,881.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Directors and Shareholders of
                       AIM Tax-Free Intermediate Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                       KPMG LLP

                       May 1, 2000
                       Houston, Texas

BOARD OF DIRECTORS                            OFFICERS                             OFFICE OF THE FUND
Charles T. Bauer                              Charles T. Bauer                     11 Greenway Plaza
Chairman                                      Chairman                             Suite 100
A I M Management Group Inc.                                                        Houston, TX 77046
                                              Robert H. Graham
Bruce L. Crockett                             President                            INVESTMENT ADVISOR
Director
ACE Limited;                                  Carol F. Relihan                     A I M Advisors, Inc.
Formerly Director, President, and             Senior Vice President and Secretary  11 Greenway Plaza
Chief Executive Officer                                                            Suite 100
COMSAT Corporation                            Gary T. Crum                         Houston, TX 77046
                                              Senior Vice President
Owen Daly II                                                                       TRANSFER AGENT
Director                                      Dana R. Sutton
Cortland Trust Inc.                           Vice President and Treasurer         A I M Fund Services, Inc.
                                                                                   P.O. Box 4739
Edward K. Dunn Jr.                            Stuart W. Coco                       Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;          Vice President
Formerly Vice Chairman and President,                                              CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and      Melville B. Cox
President, Mercantile Bankshares              Vice President                       The Bank of New York
                                                                                   90 Washington Street
Jack Fields                                   Karen Dunn Kelley                    11th Floor
Chief Executive Officer                       Vice President                       New York, NY 10286
Texana Global, Inc.;
Formerly Member                               Mary J. Benson                       COUNSEL TO THE FUND
of the U.S. House of Representatives          Assistant Vice President and
                                              Assistant Treasurer                  Ballard Spahr
Carl Frischling                                                                    Andrews & Ingersoll, LLP
Partner                                       Sheri Morris                         1735 Market Street
Kramer, Levin, Naftalis & Frankel LLP         Assistant Vice President and         Philadelphia, PA 19103
                                              Assistant Treasurer
Robert H. Graham                                                                   COUNSEL TO THE DIRECTORS
President and Chief Executive Officer         Renee A. Friedli
A I M Management Group Inc.                   Assistant Secretary                  Kramer, Levin, Naftalis & Frankel LLP
                                                                                   919 Third Avenue
Prema Mathai-Davis                            P. Michelle Grace                    New York, NY 10022
Chief Executive Officer, YWCA of the U.S.A.   Assistant Secretary
                                                                                   DISTRIBUTOR
Lewis F. Pennock                              Nancy L. Martin
Attorney                                      Assistant Secretary                  A I M Distributors, Inc.
                                                                                   11 Greenway Plaza
Louis S. Sklar                                Ofelia M. Mayo                       Suite 100
Executive Vice President                      Assistant Secretary                  Houston, TX 77046
Hines Interests
Limited Partnership                           Lisa A. Moss                         AUDITORS
                                              Assistant Secretary
                                                                                   KPMG LLP
                                              Kathleen J. Pflueger                 700 Louisiana
                                              Assistant Secretary                  Houston, TX 77002

                                              Samuel D. Sirko
                                              Assistant Secretary

                                              Stephen I. Winer
                                              Assistant Secretary

(UNAUDITED)
REQUIRED FEDERAL INCOME TAX INFORMATION

We are required by Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end as to the federal tax status of dividends paid by the Fund during its fiscal year ended March 31, 2000.

AIM Tax-Free Intermediate Fund paid ordinary dividends in the amounts of $0.492 per share during its tax year ended March 31, 2000. Of this amount, 98.12% qualified as tax-exempt interest dividends for federal income tax purposes.

For the purpose of preparing your annual federal income tax returns, however, you should report the amounts as reflected on the appropriate Form 1099-DIV.

THE AIM FAMILY OF FUNDS--Registered Trademark--

GROWTH FUNDS                                 MONEY MARKET FUNDS                     A I M Management Group Inc. has provided
AIM Aggressive Growth Fund                   AIM Money Market Fund                  leadership in the mutual fund industry since
AIM Blue Chip Fund                           AIM Tax-Exempt Cash Fund               1976 and managed approximately $176 billion
AIM Capital Development Fund                                                        in assets for more than 7.4 million
AIM Constellation Fund(1)                    INTERNATIONAL GROWTH FUNDS             shareholders, including individual investors,
AIM Dent Demographic Trends Fund             AIM Advisor International Value Fund   corporate clients and financial institutions,
AIM Large Cap Growth Fund                    AIM Asian Growth Fund                  as of March 31, 2000.
AIM Mid Cap Equity Fund                      AIM Developing Markets Fund                 The AIM Family of Funds --Registered
AIM Mid Cap Growth Fund                      AIM Euroland Growth Fund(5)            Trademark-- is distributed nationwide, and
AIM Mid Cap Opportunities Fund(2)            AIM European Development Fund          AIM today is the eighth-largest mutual fund
AIM Select Growth Fund                       AIM International Equity Fund          complex in the United States in assets under
AIM Small Cap Growth Fund(3)                 AIM Japan Growth Fund                  management, according to Strategic Insight,
AIM Small Cap Opportunities Fund(4)          AIM Latin American Growth Fund         an independent mutual fund monitor.
AIM Value Fund                               AIM New Pacific Growth Fund(8)
AIM Weingarten Fund
                                             GLOBAL GROWTH FUNDS
GROWTH & INCOME FUNDS                        AIM Global Aggressive Growth Fund
AIM Advisor Flex Fund                        AIM Global Growth Fund
AIM Advisor Large Cap Value Fund(8)          AIM Global Trends Fund(7)
AIM Advisor Real Estate Fund
AIM Balanced Fund                            GLOBAL GROWTH & INCOME FUNDS
AIM Basic Value Fund                         AIM Global Growth & Income Fund(8)
AIM Charter Fund                             AIM Global Utilities Fund

INCOME FUNDS                                 GLOBAL INCOME FUNDS
AIM Floating Rate Fund                       AIM Emerging Markets Debt Fund(8)
AIM High Yield Fund                          AIM Global Government Income Fund(8)
AIM High Yield Fund II                       AIM Global Income Fund
AIM Income Fund                              AIM Strategic Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund           THEME FUNDS
                                             AIM Global Consumer Products and Services Fund
TAX-FREE INCOME FUNDS                        AIM Global Financial Services Fund
AIM High Income Municipal Fund               AIM Global Health Care Fund
AIM Municipal Bond Fund                      AIM Global Infrastructure Fund
AIM Tax-Exempt Bond Fund of Connecticut      AIM Global Resources Fund
AIM Tax-Free Intermediate Fund               AIM Global Telecommunications and Technology Fund(6)

(1) Effective December 1, 1999, AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations. (2) AIM Mid Cap Opportunities Fund closed to new investors on March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors on November 8, 1999. (4) AIM Small Cap Opportunities Fund closed to new investors on November 4, 1999. (5) On September 1, 1999, AIM Europe Growth Fund was renamed AIM Euroland Growth Fund. Previously the fund invested in all size companies in most areas of Europe. The fund now seeks to invest at least 65% of its assets in large-cap companies within countries using the euro as their currency (EMU-member countries). (6) On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. (7) Effective August 27, 1999, AIM Global Trends Fund was restructured to operate as a traditional mutual fund. Before that date, the fund operated as a fund of funds. (8) AIM Advisor Large Cap Value Fund, AIM Emerging Markets Debt Fund, AIM Global Government Income Fund, AIM Global Growth & Income Fund and AIM New Pacific Growth Fund closed to new investors on April 28, 2000. For more complete information about any AIM fund(s), including sales charges and expenses, ask your Financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money. If used as sales material after July 20, 2000, this report must be accompanied by a current Quarterly Review of Performance for AIM Funds.


                                                       [AIM LOGO APPEARS HERE]
                                                       --Registered Trademark--

                                                      INVEST WITH DISCIPLINE
                                                     --Registered Trademark--
[MFS Dalbar Award Logo]

A I M Distributors, Inc.                                               TFI-AR-1